COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 16 – COMMITMENTS AND CONTINGENCIES

Litigation

From time to time, the Company may be subject to routine litigation, claims, or disputes in the ordinary course of business. The Company defends itself vigorously in all such matters. In the opinion of management, no pending or known threatened claims, actions or proceedings against the Company are expected to have a material adverse effect on its financial position, results of operations or cash flows. However, the Company cannot predict with certainty the outcome or effect of any such litigation or investigatory matters or any other pending litigation or claims. There can be no assurance as to the ultimate outcome of any such lawsuits and investigations. The Company has no significant pending litigation as of December 31, 2022.

Commitments

As a requirement to acquire and maintain the operatorship of oil and gas blocks in Indonesia, the Company follows a work program and budget that includes firm capital commitments.

The Kruh Block covers a 258 square kilometer area with a TAC contract until May 20, 2020, continued with a KSO contract until May 20, 2030. The Company has material commitments in regard to Kruh Block and material commitments in regard to the exploration activity in the Citarum Block and development and exploration activities in Kruh Block following the extension of the operatorship in May 2020. The Company has also entered into a joint study program for the Rangkas Area to evaluate the oil and gas potential of the area. The following table summarizes future commitments amounts on an undiscounted basis as of December 31, 2022 for all the planned expenditures to be carried out in Kruh Block, Citarum Block and the Rangkas Area:

		Future commitments
	Nature of commitments	2023	2024	2025 and beyond
Citarum Block PSC
Geological and geophysical (G&G) studies	(a)	$-	$150,000	$950,000
2D seismic	(a)	-	846,182	5,203,818
sure3D seismic	(a)	-	-	2,100,000
Drilling	(b)(c)	-	-	30,000,000
Total commitments - Citarum PSC		$-	$996,182	$38,253,818
Kruh Block KSO				-
Operating commitments	(d)	$2,151,043	$3,039,964	$45,624,287
Production facility		-	100,000	1,300,000
G&G studies	(a)	200,000	100,000	500,000
2D seismic	(a)	-	1,250,000	-
3D seismic	(a)	476,323	758,355	-
Drilling	(a)(c)	-	6,000,000	15,000,000
Workover		144,893		-
Certification		250,000		-
Abandonment and Site Restoration	(a)	87,994	87,994	483,967
Total commitments - Kruh KSO		$3,310,253	$11,336,313	$62,908,254
Total Commitments		$3,310,253	$12,332,495	$101,162,072

Nature of commitments:

(a)	Both firm commitments and a 5-year work program according to the Company’s economic model are included in the estimate. Firm capital commitments represent legally binding obligations with respect to the KSO for Kruh Block or the PSC for Citarum Block in which the contract specifies the minimum exploration or development work to be performed by us within the first three years of the contract. In certain cases where we execute contracts requiring commitments to a work scope, those commitments have been included to the extent that the amounts and timing of payments can be reliably estimated.

(b)	Includes one exploration and two delineation wells.

(c)	Abandonment and site restoration are primarily upstream asset removal costs at the drilling completion of a field life related to or associated with site clearance, site restoration, and site remediation, based on Indonesian government rules.

(d)	Operating commitments are primarily production operation costs related to or associated to the maintenance well work scheduled to be performed on the oil wells with respect to the Kruh Block KSO.